Income Tax (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Investments, Owned, Federal Income Tax Note [Line Items]
Increase in valuation allowance		$ 38,200,000	$ 7,200,000
CM Life Sciences, Inc.
Investments, Owned, Federal Income Tax Note [Line Items]
Increase in valuation allowance	$ 40,371
Federal net operating loss carryover	$ 80,000	$ 80,000